Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenues	¥ 3,305,826	$ 506,639	¥ 3,391,812	¥ 3,289,608
Operating cost and expenses
Compensation and benefits	1,504,012	230,499	1,610,770	1,564,192
Selling expenses	271,692	41,639	331,346	412,720
General and administrative expenses	277,879	42,587	296,492	280,075
Total operating cost and expenses	2,047,350	313,770	2,476,846	2,363,084
Loss from operations	(1,258,476)	(192,869)	(914,966)	(926,524)
Other income (expenses):
Interest expenses			(430)	(10,028)
Investment income	(86,369)	(13,237)	(28,620)	48,616
Settlement expenses	(1,828,907)	(280,292)
Other (expenses) income	4,164	638	(7,040)	(23,356)
Total other income (expenses)	(1,843,795)	(282,574)	53,009	85,073
Income (loss) before taxes and income from equity in affiliates, subsidiaries and VIEs	(585,319)	(89,705)	967,975	1,011,597
Income tax benefit (expenses)	(258,460)	(39,611)	(220,025)	(222,320)
Income from equity in subsidiaries and VIEs	100,257	15,365	115,809	14,469
Net income (loss) attributable to Noah Holdings Limited shareholders	(745,225)	(114,212)	829,151	811,297
Parent Company
Operating cost and expenses
Compensation and benefits				12,127
Selling expenses	356	55	131	990
General and administrative expenses	5,588	856	5,556	7,143
Total operating cost and expenses	5,944	911	5,687	20,260
Loss from operations	(5,944)	(911)	(5,687)	(20,260)
Other income (expenses):
Interest income	20,545	3,149	29,000	13,410
Interest expenses			(440)	(6,807)
Investment income				58,988
Settlement expenses	(1,828,907)	(280,292)
Other (expenses) income	14,713	2,255	5,057	(1,741)
Total other income (expenses)	(1,793,649)	(274,888)	33,617	63,850
Income (loss) before taxes and income from equity in affiliates, subsidiaries and VIEs	(1,799,593)	(275,799)	27,930	43,590
Income tax benefit (expenses)	(3,058)	(469)	(5,257)	3,488
Income from equity in affiliates	78,768	12,072	36,103	16,351
Income from equity in subsidiaries and VIEs	978,658	149,984	770,375	747,868
Net income (loss) attributable to Noah Holdings Limited shareholders	¥ (745,225)	$ (114,212)	¥ 829,151	¥ 811,297